                             OppenheimerFunds, Inc.
                 Two World Financial Center, 225 Liberty Street
                             New York, NY 10281-1008

December 23, 2003

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   Oppenheimer MidCap Fund
                  Registration No. 333-31533/ File No. 811-08297
                  EDGAR Filing of Registration Statement
                  --------------------------------------

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of the Registrant, dated December 23, 2003, no changes were made from the Prospectus and the Statement of Additional Information
contained in Post-Effective Amendment No. 9 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and
Exchange Commission on December 22, 2003.

                                          Very truly yours,

                                          /s/Dina Lee
                                          --------------------------
                                          Dina Lee
                                          Assistant Vice President &
                                          Assistant Counsel
                                          (212) 323-5089

Enclosures

cc:  Mayer, Brown, Rowe & Maw
     KPMG LLP
     Ms. Gloria LaFond